Provisions (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of contingent liabilities [abstract]
Disclosure of Legal Claims Provisions

(EUR thousand)	As of March 31
	2025		2024
Provisions	Current	Non-current	Current	Non-current
Legal claims	173	1,155	—	1,084
Social contributions	3,149	—	2,540	—
Other	—	—	—	91
Total	3,322	1,155	2,540	1,175

(EUR thousand)
Provisions	Legal claims	Social contributions	Other
Opening balance as of April 1, 2024	1,084	2,540	91
Additional provisions	244	609	—
Reversals	—	—	(91)
Closing balance as of March 31, 2025	1,328	3,149	—